Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CENTAUR MUTUAL FUNDS TRUST
Entity Central Index Key	0001295908
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000234830
Shareholder Report [Line Items]
Fund Name	Copley Fund
Trading Symbol	COPLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-484-5766
Additional Information Website	https://www.dcmadvisors.com/fund-reports-holdings
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Copley Fund	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copley Fund	18.91%	11.67%	11.61%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The performance results shown in the line chart and average annual total returns for periods prior to December 1, 2022 represents the performance of Copley Fund, Inc. (the "Predecessor Fund"), which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,379,002
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 669,223
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,379,002
Number of Portfolio Holdings	33
Advisory Fee	$669,223
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.4%
Money Market Funds	1.6%
Consumer Staples	3.5%
Consumer Discretionary	3.8%
Energy	5.5%
Health Care	6.0%
Industrials	6.7%
Communications	21.1%
Technology	23.9%
Financials	37.3%